Significant Agreements - Research Innovation Fund (RIF) Financing (Details) € in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Schedule of Equity Method Investments [Line Items]
Issuance costs		$ 671,828
Gelesis
Schedule of Equity Method Investments [Line Items]
Debt			$ 37,081,000
Issuance costs			0	$ 329,000
Noncontrolling interest		12,429,000	11,855,000	12,429,000
Gelesis | Research Innovation Fund Financing [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from RIF	€ 10.0		$ 11,300,000
Debt | €	€ 15.0				€ 17.0
Interest rate	6.35%
Investments interest rate	15.00%
Annual interest rate in connection with transaction	3.175%		3.175%
Long term debt term	8 years
Period of subsequent issuance	24 months
Equity interest held by related party			20.00%
Minority interest, net of issuance cost		11,300,000		11,300,000		€ 10.0
Issuance costs				400,000
Accretion of noncontrolling interest		600,000	$ 1,000,000.0	600,000
Foreign currency translation gain (loss)			400,000	(500,000)
Noncontrolling interest		$ 12,400,000	$ 11,900,000	$ 12,400,000